FINANCIAL ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Current
Marketable securities	$ 549	$ 544
Restricted cash	74	83
Derivative assets	206	95
Loans and notes receivable	366	328
Other financial assets	118	180
Total current	1,313	1,230
Non-current
Marketable securities	3,472	3,093
Restricted cash	61	68
Derivative assets	147	135
Loans and notes receivable	7,569	5,774
Other financial assets	2,078	2,183
Total non-current	13,327	11,253
Financial assets	607	647
Loans and notes receivable	6,895	$ 5,110
Brookfield corporation
Non-current
Financial assets	$ 490